ING Equity Trust

Supplement dated October 3, 2008

to the Class O shares’ Prospectus for

ING Financial Services Fund

ING Real Estate Fund

dated September 28, 2007 and

ING MidCap Opportunities Fund

ING Value Choice Fund

dated June 4, 2008

(collectively the “Funds”)

The Class O shares’ Prospectus for the Funds dated September 30, 2008 was filed with the SEC on October 3, 2008.  The September 30, 2008 Class O shares’ Prospectus for the Funds supersedes the September 28, 2007 Class O shares’ Prospectus and June 4, 2008 Class O shares’ Prospectus.  Shareholders should refer to the Prospectus dated September 30, 2008 for any information regarding the Funds.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE